Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 36,578	$ 2,219	$ 54,381
Due from Sanovas		15,069
Deferred Offering Costs		43,787
Total Current Assets	36,578	61,075	54,381
TOTAL ASSETS	36,578	61,075	54,381
Current Liabilities
Shareholder’s Loans	73,000		25,000
Accounts Payable	210,873	141,431	5,217
Due to Sanovas	164,233
Accrued Interest	1,180
Total Liabilities	449,286	141,431	30,217
Stockholders’ Deficit:
Preferred stock, Value	300	300	300
Common stock, Value	4,194	4,067	3,892
Additional paid in capital	4,277,676	2,840,599	867,301
Preferred stock subscription receivable	(300)	(300)	(300)
Accumulated deficit	(4,694,578)	(2,925,022)	(847,029)
Total stockholders’ deficit	(412,708)	(80,356)	24,164
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 36,578	$ 61,075	$ 54,381